Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
19.           Subsequent Events

a)
On February 14, 2012, the Board of Directors declared a cash dividend of $0.015 per Euroseas Ltd. common share.  Such cash dividend was paid on March 9, 2012 to the holders of record of Euroseas Ltd. common shares as of March 2, 2012.